EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY.
EQUITY

27.EQUITY

Ordinary Shares have a par value of €0.01. The number of shares as of December 31, 2024 amounts to 43,062,427. The total share capital amounts to €431 thousand.

The capital reserves amount to €114,448 thousand and result from the contributions in kind.

Other reserves comprise loss carried forward, net profit/loss for the year, remeasurement of defined benefit obligation and currency translation differences.

Non-controlling interest contains the equity, profit/loss carried forward and currency translation differences relating to the minority shareholders of SCHMID.